Annual Total Returns- Inverse NASDAQ-100 2x Strategy Fund (Class H) [BarChart] - Class H - Inverse NASDAQ-100 2x Strategy Fund - Class H	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(22.92%)	(34.84%)	(49.55%)	(34.44%)	(25.28%)	(19.77%)	(44.28%)	(9.71%)	(50.05%)	(69.71%)